Guarantees and Contingent Liabilities - Summary of Other Guarantees and Contingent Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Carrying Amount	$ 57
Maximum Potential Future Payments	13,020
Third Party Borrowing Arrangements [Member]
Guarantor Obligations [Line Items]
Maximum Potential Future Payments	8
Securities Lending Indemnifications [Member]
Guarantor Obligations [Line Items]
Collateral Held	4,387
Maximum Potential Future Payments	4,246
Asset Sales [Member]
Guarantor Obligations [Line Items]
Carrying Amount	119
Maximum Potential Future Payments	5,089
Merchant Processing [Member]
Guarantor Obligations [Line Items]
Collateral Held	409
Carrying Amount	61
Maximum Potential Future Payments	94,995
Contingent Consideration Arrangements [Member]
Guarantor Obligations [Line Items]
Carrying Amount	2
Maximum Potential Future Payments	2
Tender Option Bond Program Guarantee [Member]
Guarantor Obligations [Line Items]
Collateral Held	2,254
Maximum Potential Future Payments	2,183
Minimum Revenue Guarantees [Member]
Guarantor Obligations [Line Items]
Carrying Amount	2
Maximum Potential Future Payments	12
Other Guarantees [Member]
Guarantor Obligations [Line Items]
Carrying Amount	184	$ 211
Maximum Potential Future Payments	$ 792